Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	3,890.94
Total Transaction Valuation	28,174,754
Total Offset Amount	0
Net Fee	$ 3,890.94